Changes in accounting policies, comparability and adjustments (Narrative) (Detail) $ in Millions			12 Months Ended
		Jan. 01, 2019 USD ($)	Dec. 31, 2019 USD ($) yr
Changes In Accounting Policies [Line Items]
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019	[1]	$ 3,512
Increase in total liabilities due to adoption of IFRS 16		3,512
Interest expense on lease liabilities	[2],[3],[4]		$ 122
Increase (decrease) due to changes in accounting policy: Presentation of dividend income and expense from financial instruments measured at fair value through profit or loss
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			Effective from 1 January 2019, UBS refined the presentation of dividend income and expense. This resulted in a reclassification of dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss (prior to 1 January 2019: Other net income from fair value changes on financial instruments). The change aligns the presentation of dividends with related fair value changes from equity instruments and economic hedges, removing volatility that has historically arisen within both Net interest income and Other net income from financial instruments measured at fair value through profit or loss. There is no effect on Total operating income or Net profit / (loss). Prior periods have been restated for this presentational change and the effect on the respective reporting lines is outlined in the table below.
Increase (decrease) due to changes in accounting policy: Changes to Corporate Center
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			As of 1 January 2019, UBS has operationally combined Group Treasury activities with Group ALM and calls this combined unit Group Treasury. In order to further align Group and divisional performance, UBS adjusted the methodology for the allocation of Group Treasury and Corporate Center – Services funding costs and expenses to the business divisions. At the same time, UBS updated its funds transfer pricing framework to better reflect the sources and usage of funding. All of these changes became effective as of 1 January 2019 and prior-period segment information has been restated. Together, these changes decreased the operating results of the business divisions and thereby increased their adjusted cost / income ratios 1–2 percentage points, with an offsetting effect of USD 0.7 billion in Corporate Center’s operating profit / (loss) before tax. Corporate Center has retained funding costs for deferred tax assets, costs relating to UBS’s legal entity transformation program and other costs not attributable to, or representative of the performance of, the business divisions. Alongside the update to allocations and UBS’s funds transfer pricing framework, the Group has increased the allocation of balance sheet resources from Corporate Center to the business divisions, resulting in USD 223 billion of assets allocated from Corporate Center to the business divisions in restated 2018 numbers, predominantly from high-quality liquid assets and certain other assets centrally managed on behalf of the business divisions. Further, due to the aforementioned changes to UBS’s methodology for allocating funding costs and expenses and a substantial reduction in the size and resource consumption of the various Corporate Center units, UBS provides results for total Corporate Center only and does not separately report Corporate Center – Services, Group Treasury and Non-core and Legacy Portfolio, in compliance with IFRS 8, Operating Segments. Prior-period information has been restated.
Increase (decrease) due to changes in accounting policy: Changes to Corporate Center | Minimum
Changes In Accounting Policies [Line Items]
Increase / (decrease) in adjusted cost/income ratio of the business divisions			1.00%
Increase (decrease) due to changes in accounting policy: Changes to Corporate Center | Maximum
Changes In Accounting Policies [Line Items]
Increase / (decrease) in adjusted cost/income ratio of the business divisions			2.00%
Amendments to IAS 39, IFRS 9 and IFRS 7, Interest Rate Benchmark Reform
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			In September 2019, the IASB issued Interest Rate Benchmark Reform – Amendments to IFRS 9, IAS 39 and IFRS 7, enabling hedge accounting to continue during the period of uncertainty before existing interest rate benchmarks are replaced with alternative risk-free interest rates. The amendments are mandatorily effective from 1 January 2020, with early adoption permitted, and apply to hedge relationships that exist at the beginning of the reporting period or are designated thereafter, and to the gains or losses that exist in OCI on adoption. As permitted by the transitional provisions, UBS early adopted the revisions in 2019. Adopting these amendments allows UBS to maintain its existing hedge accounting relationships and to assume that the current benchmark rates will continue to exist, such that the hedge relationships are considered highly effective on a retrospective and prospective basis, with no consequential impact on the financial statements. Further, the amendments bring in additional disclosure requirements on the effects arising from the change in interest rate benchmarks, which are presented in Note 28.
Adoption of IFRS 16, Leases
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			IFRS 16 introduces a single lessee accounting model and fundamentally changes how UBS accounts for operating leases when acting as a lessee, with a requirement to record a right-of-use (RoU) asset and lease liability on the balance sheet. UBS is a lessee in a number of leases, primarily of real estate, including offices, retail branches and sales offices, with a smaller number of IT hardware leases. As permitted by the transitional provisions of IFRS 16, UBS elected to apply the modified retrospective approach and has not restated comparative figures. Overall, adoption of IFRS 16 resulted in a USD 3.5 billion increase in both total assets and total liabilities in UBS’s consolidated financial statements. The newly recognized right-of-use assets and finance lease receivables were fully allocated to the business divisions. There was no effect on equity. The measurement of leases previously classified as finance leases where UBS acts as a lessee has not changed on transition to IFRS 16. Similarly, UBS has made no adjustments where UBS acts as a lessor, in either a finance or operating lease, of physical assets it owns. Where UBS acts as an intermediate lessor, i.e., where UBS enters into a head lease and sub-leases the asset to a third party, the sub-lease has been classified as either a finance or operating lease based primarily on whether the sub-lease term consumes the majority of the remaining useful life of the RoU asset arising from the head lease as of the transition date. Lease liabilities are presented within Other financial liabilities measured at amortized cost and RoU assets within Property, equipment and software. Finance lease receivables are included within Other financial assets measured at amortized cost. Due to the practical expedients taken on transition, there was no effect on equity.
Explanation Of Difference Between Operating Lease Commitments Disclosed Applying IAS 17 And Lease Liabilities Recognised At Date Of Initial Application Of IFRS 16 Explanatory

IFRS 16 introduces a single lessee accounting model and fundamentally changes how UBS accounts for operating leases when acting as a lessee, with a requirement to record a right-of-use (RoU) asset and lease liability on the balance sheet. UBS is a lessee in a number of leases, primarily of real estate, including offices, retail branches and sales offices, with a smaller number of IT hardware leases. As permitted by the transitional provisions of IFRS 16, UBS elected to apply the modified retrospective approach and has not restated comparative figures. Overall, adoption of IFRS 16 resulted in a USD 3.5 billion increase in both total assets and total liabilities in UBS’s consolidated financial statements. The newly recognized right-of-use assets and finance lease receivables were fully allocated to the business divisions. There was no effect on equity.

Statement That Lessee Uses Practical Expedients When Applying IFRS 16 Retrospectively To Leases Classified As Operating Leases Applying IAS 17			UBS applied the following practical expedients that are permitted on transition to IFRS 16 where UBS is a lessee in a lease previously classified as an operating lease: to not reassess whether or not a contract contained a lease; to rely on previous assessments of whether such contracts were considered onerous; to rely on previous sale-and-leaseback assessments; to adjust lease terms with the benefit of hindsight with respect to whether extension or termination options are reasonably certain of being exercised; to discount lease liabilities using the Group’s incremental borrowing rate in each currency as of 1 January 2019; to initially measure the RoU asset at an amount equal to the lease liability for leases previously classified as operating leases, adjusted for existing lease balances, such as rent prepayments, rent accruals, lease incentives and onerous lease provisions, but excluding initial direct costs; and to not apply IFRS 16 to leases the remaining term of which will end within 12 months from the transition date.
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019			$ 3,500
Increase in total liabilities due to adoption of IFRS 16			$ 3,500
Weighted average lease term | yr			9
Depreciation charge for right-of-use assets			$ 487
Interest expense on lease liabilities			122
Approximate net decrease to profit before tax resulting from the application of IFRS 16			60
Decrease in occupancy expenses			$ 533
Adoption of IFRIC 23
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			Effective from 1 January 2019, UBS adopted IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount.
Net tax expense recognized in retained earnings			$ 11
Amendments to IAS 19, Employee benefits
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			Effective from 1 January 2019, UBS adopted amendments to IAS 19, Employee Benefits, which address the accounting when a plan amendment, curtailment or settlement occurs during the reporting period. The amendments require entities to use the updated actuarial assumption to determine current service cost and net interest for the remainder of the annual reporting period after such an event. The amendments also clarify how the accounting requirements for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective prospectively for plan amendments, curtailments or settlements that occur on or after 1 January 2019.
Annual Improvements To IFRSs 2015 to 2017 Cycle [Member]
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			Effective from 1 January 2019, UBS adopted Annual Improvements to IFRS Standards 2015–2017 Cycle, which resulted in amendments to IFRS 3, Business Combinations, IFRS 11, Joint Arrangements, IAS 12, Income Taxes, and IAS 23, Borrowing Costs.
UBS AG
Changes In Accounting Policies [Line Items]
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019	[5]	3,422
Increase in total liabilities due to adoption of IFRS 16		$ 3,422
Interest expense on lease liabilities	[6],[7],[8]		$ 118
UBS AG | Increase (decrease) due to changes in accounting policy: Presentation of dividend income and expense from financial instruments measured at fair value through profit or loss
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			Effective from 1 January 2019, UBS AG refined the presentation of dividend income and expense. This resulted in a reclassification of dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss into Other net income from financial instruments measured at fair value through profit or loss (prior to 1 January 2019: Other net income from fair value changes on financial instruments). The change aligns the presentation of dividends with related fair value changes from equity instruments and economic hedges, removing volatility that has historically arisen within both Net interest income and Other net income from financial instruments measured at fair value through profit or loss. There is no effect on Total operating income or Net profit / (loss). Prior periods have been restated for this presentational change and the effect on the respective reporting lines is outlined in the table below.
UBS AG | Increase (decrease) due to changes in accounting policy: Changes to Corporate Center
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			As of 1 January 2019, UBS AG has operationally combined Group Treasury activities with Group ALM and calls this combined unit Group Treasury. In order to further align Group and divisional performance, UBS AG adjusted the methodology for the allocation of Group Treasury and Corporate Center – Services funding costs and expenses to the business divisions. At the same time, UBS AG updated its funds transfer pricing framework to better reflect the sources and usage of funding. All of these changes became effective as of 1 January 2019 and prior-period segment information has been restated. Together, these changes decreased the operating results of the business divisions and thereby increased their adjusted cost / income ratios 1–2 percentage points, with an offsetting effect of USD 0.7 billion in Corporate Center’s operating profit / (loss) before tax. Corporate Center has retained funding costs for deferred tax assets, costs relating to UBS AG’s legal entity transformation program and other costs not attributable to, or representative of the performance of, the business divisions. Alongside the update to allocations and UBS AG’s funds transfer pricing framework, UBS AG has increased the allocation of balance sheet resources from Corporate Center to the business divisions, resulting in USD 223 billion of assets allocated from Corporate Center to the business divisions in restated 2018 numbers, predominantly from high-quality liquid assets and certain other assets centrally managed on behalf of the business divisions. Further, due to the aforementioned changes to UBS’s methodology for allocating funding costs and expenses and a substantial reduction in the size and resource consumption of the various Corporate Center units, UBS AG provides results for total Corporate Center only and does not separately report Corporate Center – Services, Group Treasury and Non-core and Legacy Portfolio, in compliance with IFRS 8, Operating Segments. Prior-period information has been restated.
UBS AG | Increase (decrease) due to changes in accounting policy: Changes to Corporate Center | Minimum
Changes In Accounting Policies [Line Items]
Increase / (decrease) in adjusted cost/income ratio of the business divisions			1.00%
UBS AG | Increase (decrease) due to changes in accounting policy: Changes to Corporate Center | Maximum
Changes In Accounting Policies [Line Items]
Increase / (decrease) in adjusted cost/income ratio of the business divisions			2.00%
UBS AG | Amendments to IAS 39, IFRS 9 and IFRS 7, Interest Rate Benchmark Reform
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			In September 2019, the IASB issued Interest Rate Benchmark Reform – Amendments to IFRS 9, IAS 39 and IFRS 7, enabling hedge accounting to continue during the period of uncertainty before existing interest rate benchmarks are replaced with alternative risk-free interest rates. The amendments are mandatorily effective from 1 January 2020, with early adoption permitted, and apply to hedge relationships that exist at the beginning of the reporting period or are designated thereafter, and to the gains or losses that exist in OCI on adoption. As permitted by the transitional provisions, UBS AG early adopted the revisions in 2019. Adopting these amendments allows UBS AG to maintain its existing hedge accounting relationships and to assume that the current benchmark rates will continue to exist, such that the hedge relationships are considered highly effective on a retrospective and prospective basis, with no consequential impact on the financial statements. Further, the amendments bring in additional disclosure requirements on the effects arising from the change in interest rate benchmarks, which are presented in Note 28.
UBS AG | Adoption of IFRS 16, Leases
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			IFRS 16 introduces a single lessee accounting model and fundamentally changes how UBS AG accounts for operating leases when acting as a lessee, with a requirement to record a right-of-use (RoU) asset and lease liability on the balance sheet. UBS AG is a lessee in a number of leases, primarily of real estate, including offices, retail branches and sales offices, with a smaller number of IT hardware leases. As permitted by the transitional provisions of IFRS 16, UBS AG elected to apply the modified retrospective approach and has not restated comparative figures. Overall, adoption of IFRS 16 resulted in a USD 3.4 billion increase in both total assets and total liabilities in UBS AG’s consolidated financial statements. The newly recognized right-of-use assets and finance lease receivables were fully allocated to the business divisions. There was no effect on equity. The measurement of leases previously classified as finance leases where UBS AG acts as a lessee has not changed on transition to IFRS 16. Similarly, UBS AG has made no adjustments where UBS AG acts as a lessor, in either a finance or operating lease, of physical assets it owns. Where UBS AG acts as an intermediate lessor, i.e., where UBS AG enters into a head lease and sub-leases the asset to a third party, the sub-lease has been classified as either a finance or operating lease based primarily on whether the sub-lease term consumes the majority of the remaining useful life of the RoU asset arising from the head lease as of the transition date. Lease liabilities are presented within Other financial liabilities measured at amortized cost and RoU assets within Property, equipment and software. Finance lease receivables are included within Other financial assets measured at amortized cost. Due to the practical expedients taken on transition, there was no effect on equity.
Explanation Of Difference Between Operating Lease Commitments Disclosed Applying IAS 17 And Lease Liabilities Recognised At Date Of Initial Application Of IFRS 16 Explanatory

IFRS 16 introduces a single lessee accounting model and fundamentally changes how UBS AG accounts for operating leases when acting as a lessee, with a requirement to record a right-of-use (RoU) asset and lease liability on the balance sheet. UBS AG is a lessee in a number of leases, primarily of real estate, including offices, retail branches and sales offices, with a smaller number of IT hardware leases. As permitted by the transitional provisions of IFRS 16, UBS AG elected to apply the modified retrospective approach and has not restated comparative figures. Overall, adoption of IFRS 16 resulted in a USD 3.4 billion increase in both total assets and total liabilities in UBS AG’s consolidated financial statements.

The newly recognized right-of-use assets and finance lease receivables were fully allocated to the business divisions. There was no effect on equity.

Statement That Lessee Uses Practical Expedients When Applying IFRS 16 Retrospectively To Leases Classified As Operating Leases Applying IAS 17			UBS AG applied the following practical expedients that are permitted on transition to IFRS 16 where UBS AG is a lessee in a lease previously classified as an operating lease: to not reassess whether or not a contract contained a lease; to rely on previous assessments of whether such contracts were considered onerous; to rely on previous sale-and-leaseback assessments; to adjust lease terms with the benefit of hindsight with respect to whether extension or termination options are reasonably certain of being exercised; to discount lease liabilities using the UBS AG’s incremental borrowing rate in each currency as of 1 January 2019; to initially measure the RoU asset at an amount equal to the lease liability for leases previously classified as operating leases, adjusted for existing lease balances, such as rent prepayments, rent accruals, lease incentives and onerous lease provisions, but excluding initial direct costs; and to not apply IFRS 16 to leases the remaining term of which will end within 12 months from the transition date.
Increase in total assets resulting from the adoption of IFRS 16 on 1 January 2019			$ 3,400
Increase in total liabilities due to adoption of IFRS 16			$ 3,400
Weighted average lease term | yr			9
Depreciation charge for right-of-use assets			$ 463
Interest expense on lease liabilities			118
Approximate net decrease to profit before tax resulting from the application of IFRS 16			60
Decrease in occupancy expenses			$ 510
UBS AG | Adoption of IFRIC 23
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			Effective from 1 January 2019, UBS AG adopted IFRIC Interpretation 23, Uncertainty over Income Tax Treatments (IFRIC 23), which addresses how uncertain tax positions should be accounted for under IFRS. IFRIC 23 requires that, where acceptance of the tax treatment by the relevant tax authority is considered probable, it should be assumed as an accounting recognition matter that treatment of the item will ultimately be accepted. Therefore no tax provision would be required in such cases. However, if acceptance of the tax treatment is not considered probable, the entity is required to reflect that uncertainty using an expected value (i.e., a probability-weighted approach) or the single most likely amount.
Net tax expense recognized in retained earnings			$ 11
UBS AG | Amendments to IAS 19, Employee benefits
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			Effective from 1 January 2019, UBS AG adopted amendments to IAS 19, Employee Benefits, which address the accounting when a plan amendment, curtailment or settlement occurs during the reporting period. The amendments require entities to use the updated actuarial assumption to determine current service cost and net interest for the remainder of the annual reporting period after such an event. The amendments also clarify how the accounting requirements for a plan amendment, curtailment or settlement affect the asset ceiling requirements. The amendments are effective prospectively for plan amendments, curtailments or settlements that occur on or after 1 January 2019.
UBS AG | Annual Improvements To IFRSs 2015 to 2017 Cycle [Member]
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy			Effective from 1 January 2019, UBS AG adopted Annual Improvements to IFRS Standards 2015–2017 Cycle, which resulted in amendments to IFRS 3, Business Combinations, IFRS 11, Joint Arrangements, IAS 12, Income Taxes, and IAS 23, Borrowing Costs.

[1]	Total liabilities increased by the same amount upon adoption of IFRS 16.
[2]
Effective 1 January 2018, UBS adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[3]
Effective 1 January 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[4]	Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1b for more information.
[5]	Total liabilities increased by the same amount upon adoption of IFRS 16.
[6]
Effective 1 January 2018, UBS AG adopted IFRS 9, Financial Instruments, which resulted in a prospective change in the classification of certain financial instruments. Refer to “Note 1c Changes in accounting policies and comparability and transition effects from the adoption of IFRS 9 Financial Instruments” in the “Consolidated financial statements” section of the Annual Report 2018 for more information.

[7]
Effective 1 January 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) from financial instruments measured at fair value through profit or loss to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.

[8]	Relates to lease liabilities recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1b for more information.